Segmented information - Information on Operations by Geographic Area (Detail) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenue	675,291	348,806
Property, plant and equipment	2,708,704	2,086,278
Intangible assets	54,416	56,781
CANADA
Segment Reporting Information [Line Items]
Revenue	65,380	62,036
Property, plant and equipment	433,153	395,896
Intangible assets	26,802	29,480
UNITED STATES
Segment Reporting Information [Line Items]
Revenue	609,911	286,770
Property, plant and equipment	2,275,551	1,690,382
Intangible assets	27,614	27,301